SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenue	$ 319,018	$ 409,522	$ 371,532
Voyage expenses	151,705	166,924	140,727
Vessel operating costs	32,657	40,837	42,911
Depreciation and amortisation	(14,094)	(17,975)	(19,806)
Gross profit (loss)	11,093	22,114	5,797
Interest income	3,787	7,164	5,260
Interest expense	(6,517)	(6,548)	(4,899)
Share of losses of joint ventures	(454)	(12,946)	(3,472)
Taxation	(1,389)	(3,226)	(3,849)
(Loss) profit for the year	(20,640)	(60,812)	(43,709)
Impairment loss on net assets of disposal group	0	5,092	0
Impairment loss on goodwill and intangible assets	0	12,119	0
Unallocated Total [member]
Vessel revenue	0		0
Ship sale revenue	0		0
Other	0		0
Total revenue			0
Voyage expenses	0		0
Vessel operating costs	0		0
Charter hire costs	0		0
Depreciation and amortisation	0		0
Cost of ship sale	0		0
Other	0		0
Cost of sales			0
Gross profit (loss)			0
Operating (loss) profit	(6,195)	(4,481)	(2,804)
Interest income	0		0
Interest expense	0		0
Share of losses of joint ventures	0		0
Impairment loss recognised on financial assets	0
Taxation	0		0
(Loss) profit for the year	(6,195)	(4,481)	(2,804)
Impairment loss on goodwill and intangible assets		2,364
Impairment loss on ships	0	0	0
Capital expenditure	0	0	0
Total [member]
Vessel revenue	324,176	410,910	377,007
Ship sale revenue	12,447	17,727	12,277
Other	5,088	4,425	3,761
Total revenue	341,711	433,062	393,045
Voyage expenses	(140,182)	(158,355)	(138,614)
Vessel operating costs	(47,486)	(56,695)	(55,994)
Charter hire costs	(103,077)	(128,568)	(119,959)
Depreciation and amortisation	(18,895)	(26,167)	(26,716)
Cost of ship sale	(11,460)	(17,560)	(13,351)
Other	(1,635)	(16,638)	(28,385)
Cost of sales	(322,735)	(403,983)	(383,019)
Gross profit (loss)	18,976	29,079	10,026
Operating (loss) profit	(10,374)	(36,532)	(35,292)
Interest income	3,224	6,573	4,669
Interest expense	(12,023)	(11,973)	(9,237)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(85)
Taxation	(1,384)	(3,767)	(3,849)
(Loss) profit for the year	(20,642)	(45,699)	(43,709)
Impairment loss on net assets of disposal group		5,092
Impairment loss on goodwill and intangible assets		12,119
Impairment loss on ships	2,862	32,180	12,625
Capital expenditure	34,495	13,186	56,266
Adjustments [member]
Vessel revenue	(20,321)	(24,941)	(22,884)
Ship sale revenue	(3,780)	0	(2)
Other	1,408	1,401	1,373
Total revenue	(22,693)	(23,540)	(21,513)
Voyage expenses	(11,523)	(8,569)	(2,133)
Vessel operating costs	14,829	15,858	13,083
Charter hire costs	2,429	820	(1,121)
Depreciation and amortisation	4,801	8,192	6,910
Cost of ship sale	3,785	0	0
Other	489	274	525
Cost of sales	14,810	16,575	17,284
Gross profit (loss)	(7,883)	(6,965)	(4,229)
Operating (loss) profit	(4,110)	(8,724)	(1,457)
Interest income	563	591	591
Interest expense	5,506	5,425	4,338
Share of losses of joint ventures	(454)	(12,946)	(3,472)
Impairment loss recognised on financial assets	(1,498)
Taxation	(5)	541
(Loss) profit for the year	2	(15,113)	0
Impairment loss on goodwill and intangible assets		0
Impairment loss on ships	(2,862)	(15,677)	0
Capital expenditure	(1,776)	(6,756)	(26,711)
Combined Total [Member]
Vessel revenue	303,855	385,969	354,123
Ship sale revenue	8,667	17,727	12,275
Other	6,496	5,826	5,134
Total revenue	319,018	409,522	371,532
Voyage expenses	(151,705)	(166,924)	(140,727)
Vessel operating costs	(32,657)	(40,837)	(42,911)
Charter hire costs	(100,648)	(127,748)	(121,080)
Depreciation and amortisation	(14,094)	(17,975)	(19,806)
Cost of ship sale	(7,675)	(17,560)	(13,351)
Other	(1,146)	(16,364)	(27,860)
Cost of sales	(307,925)	(387,408)	(365,735)
Gross profit (loss)	11,093	22,114	5,797
Operating (loss) profit	(14,484)	(45,256)	(36,749)
Interest income	3,787	7,164	5,260
Interest expense	(6,517)	(6,548)	(4,899)
Share of losses of joint ventures	(454)	(12,946)	(3,472)
Impairment loss recognised on financial assets	(1,583)
Taxation	(1,389)	(3,226)	(3,849)
(Loss) profit for the year	(20,640)	(60,812)	(43,709)
Impairment loss on net assets of disposal group		5,092
Impairment loss on goodwill and intangible assets		12,119
Impairment loss on ships	0	16,503	12,625
Capital expenditure	32,719	6,430	29,555
Drybulk carrier business [Member]
Vessel revenue	263,687	331,423	290,053
Ship sale revenue	8,667	6,830	0
Other	3,955	3,618	3,502
Total revenue	276,309	341,871	293,555
Voyage expenses	(128,753)	(147,075)	(130,028)
Vessel operating costs	(28,249)	(30,868)	(28,666)
Charter hire costs	(86,987)	(110,163)	(98,677)
Depreciation and amortisation	(11,732)	(13,294)	(13,871)
Cost of ship sale	(7,676)	(5,339)	0
Other	333	(14,740)	(25,916)
Cost of sales	(263,064)	(321,479)	(297,158)
Gross profit (loss)	13,245	20,392	(3,603)
Operating (loss) profit	(3,964)	(7,200)	(32,654)
Interest income	2,388	5,662	3,807
Interest expense	(6,749)	(7,429)	(6,019)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(24)
Taxation	(19)	(2,900)	(5,712)
(Loss) profit for the year	(8,368)	(11,867)	(40,578)
Impairment loss on net assets of disposal group		5,092
Impairment loss on goodwill and intangible assets		0
Impairment loss on ships	0	14,174	4,425
Capital expenditure	33,626	9,894	26,569
Drybulk carrier business [Member] | Handysize [Member]
Vessel revenue	116,372	118,262	97,239
Ship sale revenue	8,667	6,830	0
Other	1,670	1,639	1,670
Total revenue	126,709	126,731	98,909
Voyage expenses	(57,707)	(59,004)	(53,362)
Vessel operating costs	(26,514)	(26,546)	(27,046)
Charter hire costs	(16,091)	(22,773)	(16,579)
Depreciation and amortisation	(9,016)	(10,642)	(11,988)
Cost of ship sale	(7,676)	(5,339)	0
Other	(550)	341	(409)
Cost of sales	(117,554)	(123,963)	(109,384)
Gross profit (loss)	9,155	2,768	(10,475)
Operating (loss) profit	1,758	(20,039)	(20,058)
Interest income	1,196	2,052	1,321
Interest expense	(4,985)	(5,158)	(4,531)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(16)
Taxation	113	(250)	(1,459)
(Loss) profit for the year	(1,934)	(23,395)	(24,727)
Impairment loss on goodwill and intangible assets		0
Impairment loss on ships	0	14,174	4,425
Capital expenditure	26,690	4,148	8,005
Drybulk carrier business [Member] | Supermax [Member]
Vessel revenue	146,097	156,517	116,171
Ship sale revenue	0	0	0
Other	1,225	911	905
Total revenue	147,322	157,428	117,076
Voyage expenses	(71,087)	(76,497)	(56,009)
Vessel operating costs	(3,405)	(3,302)	(2,482)
Charter hire costs	(69,428)	(73,336)	(59,598)
Depreciation and amortisation	(2,716)	(2,648)	(1,860)
Cost of ship sale	0	0	0
Other	24	(124)	1,436
Cost of sales	(146,612)	(155,907)	(118,513)
Gross profit (loss)	710	1,521	(1,437)
Operating (loss) profit	(5,993)	(3,109)	(8,869)
Interest income	1,190	2,048	1,327
Interest expense	(1,764)	(2,218)	(1,397)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(8)
Taxation	(131)	(240)	(1,498)
(Loss) profit for the year	(6,706)	(3,519)	(10,437)
Impairment loss on goodwill and intangible assets		0
Impairment loss on ships	0	0	0
Capital expenditure	6,629	4,574	18,024
Drybulk carrier business [Member] | Others [Member]
Vessel revenue	1,218	56,644	76,643
Ship sale revenue	0	0	0
Other	1,060	1,068	927
Total revenue	2,278	57,712	77,570
Voyage expenses	41	(11,574)	(20,657)
Vessel operating costs	1,670	(1,020)	862
Charter hire costs	(1,468)	(14,054)	(22,500)
Depreciation and amortisation	0	(4)	(23)
Cost of ship sale	0	0	0
Other	859	(14,957)	(26,943)
Cost of sales	1,102	(41,609)	(69,261)
Gross profit (loss)	3,380	16,103	8,309
Operating (loss) profit	271	15,948	(3,727)
Interest income	2	1,562	1,159
Interest expense	0	(53)	(91)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	0
Taxation	(1)	(2,410)	(2,755)
(Loss) profit for the year	272	15,047	(5,414)
Impairment loss on net assets of disposal group		5,092
Impairment loss on goodwill and intangible assets		0
Impairment loss on ships	0	0	0
Capital expenditure	307	1,172	540
Tanker business [Member]
Vessel revenue	60,489	79,487	86,954
Ship sale revenue	3,780	10,897	12,277
Other	1,133	807	259
Total revenue	65,402	91,191	99,490
Voyage expenses	(11,429)	(11,280)	(8,586)
Vessel operating costs	(19,237)	(25,827)	(27,328)
Charter hire costs	(16,090)	(18,405)	(21,282)
Depreciation and amortisation	(7,163)	(12,873)	(12,845)
Cost of ship sale	(3,784)	(12,221)	(13,351)
Other	(1,968)	(1,898)	(2,469)
Cost of sales	(59,671)	(82,504)	(85,861)
Gross profit (loss)	5,731	8,687	13,628
Operating (loss) profit	(215)	(24,851)	166
Interest income	836	911	862
Interest expense	(5,274)	(4,544)	(3,218)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(61)
Taxation	(1,365)	(867)	1,863
(Loss) profit for the year	(6,079)	(29,351)	(327)
Impairment loss on goodwill and intangible assets		9,755
Impairment loss on ships	2,862	18,006	8,200
Capital expenditure	869	3,292	29,697
Tanker business [Member] | MR tanker [Member]
Vessel revenue	37,911	42,561	48,672
Ship sale revenue	0	10,897	12,277
Other	0	(151)	(859)
Total revenue	37,911	53,307	60,090
Voyage expenses	(7,966)	(7,555)	(5,019)
Vessel operating costs	(11,313)	(13,267)	(13,768)
Charter hire costs	(16,090)	(16,257)	(17,682)
Depreciation and amortisation	(3,157)	(6,476)	(7,778)
Cost of ship sale	0	(12,221)	(13,351)
Other	(1,269)	(756)	(1,030)
Cost of sales	(39,795)	(56,532)	(58,628)
Gross profit (loss)	(1,884)	(3,225)	1,462
Operating (loss) profit	(7,368)	(22,203)	(8,799)
Interest income	536	320	276
Interest expense	(3,249)	(2,583)	(2,477)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(37)
Taxation	158	316	1,884
(Loss) profit for the year	(9,960)	(24,150)	(9,116)
Impairment loss on goodwill and intangible assets		3,902
Impairment loss on ships	1,262	13,149	8,200
Capital expenditure	0	2,287	26,979
Tanker business [Member] | Small tanker [Member]
Vessel revenue	17,395	22,740	22,561
Ship sale revenue	3,780	0	0
Other	0	0	0
Total revenue	21,175	22,740	22,561
Voyage expenses	(3,463)	(3,725)	(3,454)
Vessel operating costs	(8,960)	(9,488)	(9,581)
Charter hire costs	0	(2,148)	(3,600)
Depreciation and amortisation	(1,738)	(2,324)	(1,369)
Cost of ship sale	(3,784)	0	0
Other	(697)	(864)	(830)
Cost of sales	(18,642)	(18,549)	(18,834)
Gross profit (loss)	2,533	4,191	3,727
Operating (loss) profit	(922)	(9,372)	1,801
Interest income	258	215	227
Interest expense	(921)	(600)	(498)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(21)
Taxation	262	510	1,499
(Loss) profit for the year	(1,344)	(9,247)	3,029
Impairment loss on goodwill and intangible assets		5,853
Impairment loss on ships	1,600	4,857	0
Capital expenditure	815	20	2,455
Tanker business [Member] | Others [Member]
Vessel revenue	5,183	14,186	15,721
Ship sale revenue	0	0	0
Other	1,133	958	1,118
Total revenue	6,316	15,144	16,839
Voyage expenses	0	0	(113)
Vessel operating costs	1,036	(3,072)	(3,979)
Charter hire costs	0	0	0
Depreciation and amortisation	(2,268)	(4,073)	(3,698)
Cost of ship sale	0	0	0
Other	(2)	(278)	(609)
Cost of sales	(1,234)	(7,423)	(8,399)
Gross profit (loss)	5,082	7,721	8,439
Operating (loss) profit	8,075	6,724	7,164
Interest income	42	376	359
Interest expense	(1,104)	(1,361)	(243)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets	(3)
Taxation	(1,785)	(1,693)	(1,520)
(Loss) profit for the year	5,225	4,046	5,760
Impairment loss on goodwill and intangible assets		0
Impairment loss on ships	0	0	0
Capital expenditure	$ 54	$ 985	$ 263